Income Tax- Additional Information (Detail) - ARS ($) $ in Thousands				12 Months Ended
	Jan. 01, 2021	Oct. 24, 2019	Jan. 01, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Income Taxes [line items]
Effective income tax rate				33.30%	38.40%	108.20%
Tax rate effect of adjustments for current tax of prior periods						100.00%
Variation of internal rate denominated IPC				15.00%	30.00%	55.00%
Tax rate effect from change in tax rate			30.00%
Banco Macro SA [member]
Disclosure Of Income Taxes [line items]
Income tax current				$ 10,230,500	$ 7,002,124
Fiscal Year 2013 To 2017 [Member] | Banco Macro SA [member]
Disclosure Of Income Taxes [line items]
Income tax refund		$ 4,782,766
Fiscal Year 2018 [Member] | Banco Macro SA [member]
Disclosure Of Income Taxes [line items]
Income tax refund		$ 5,015,451
Forecast [member]
Disclosure Of Income Taxes [line items]
Tax rate effect of adjustments for current tax of prior periods	100.00%